EXECUTIVE INVESTORS TRUST
                                 BLUE CHIP FUND
                                 HIGH YIELD FUND
                             INSURED TAX EXEMPT FUND
                          SUPPLEMENT DATED JULY 9, 1999
           TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1999


The following replaces item 7 under the section "Class A Shares May be Purchased Without a Sales Charge" on page 4 of the Shareholder Manual dated April 22, 1999:

         7: With the liquidation proceeds from a First Investors Life Variable Annuity Fund A, C, or D contract or from a First Investors Single Premium Retirement Annuity contract within one year of the contract's maturity date.